UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02363

Cornerstone Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

48 Wall Street, 22nd Floor, New York, New York	10005
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC, 48 Wall Street, 22nd Floor, New York, New York	10005
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end: December 31, 2016

Date of reporting period: December 31, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Total
Return Fund, Inc.

Annual Report
December 31, 2016

CONTENTS

Portfolio Summary	1
Schedule of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Report of Independent Registered Public Accounting Firm	16
2016 Tax Information	17
Additional Information Regarding the Fund’s Directors and Corporate Officers	18
Description of Dividend Reinvestment Plan	20
Proxy Voting and Portfolio Holdings Information	22
Summary of General Information	22
Stockholder Information	22

Cornerstone Total Return Fund, Inc. Portfolio Summary – as of December 31, 2016 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	25.1
Information Technology	15.6
Financials	10.9
Health Care	9.8
Industrials	8.3
Consumer Discretionary	8.1
Consumer Staples	7.5
Energy	5.8
Materials	2.0
Telecommunication Services	1.9
Utilities	1.7
Exchange-Traded Funds	1.6
Other	1.3
Real Estate	0.4

TOP TEN HOLDINGS, BY ISSUER*

	Holding	Sector	Percent of Net Assets
1.	Alphabet Inc.	Information Technology	3.2
2.	Microsoft Corporation	Information Technology	3.0
3.	Johnson & Johnson	Health Care	2.5
4.	Exxon Mobil Corporation	Energy	2.2
5.	General American Investors Company, Inc.	Closed-End Funds	2.2
6.	General Electric Company	Industrials	2.1
7.	Adams Diversified Equity Fund, Inc.	Closed-End Funds	1.9
8.	Alpine Global Total Dynamic Dividend Fund	Closed-End Funds	1.9
9.	JPMorgan Chase & Co.	Financials	1.8
10.	International Business Machines	Information Technology	1.7

*	Excludes short-term investments.

1

Cornerstone Total Return Fund, Inc. Schedule of Investments – December 31, 2016

Description	No. of Shares	Value
EQUITY SECURITIES — 98.70%
CLOSED-END FUNDS — 25.12%
CORE — 9.03%
Adams Diversified Equity Fund, Inc.	259,671	$3,300,418
General American Investors Company, Inc.	117,983	3,672,811
Liberty All-Star Equity Fund	523,884	2,703,241
Royce Micro-Cap Trust, Inc.	129,683	1,054,323
Royce Value Trust	157,726	2,111,951
Source Capital, Inc.	28,938	1,039,453
Tri-Continental Corporation	68,395	1,508,110
		15,390,307
DEVELOPED MARKET — 0.30%
Aberdeen Singapore Fund, Inc.	23,724	205,450
Swiss Helvetia Fund, Inc. (The)	30,567	312,089
		517,539
EMERGING MARKETS — 1.55%
Aberdeen Chile Fund, Inc.	35,386	210,901
First Trust/Aberdeen Emerging Opportunity Fund	23,365	324,773
Mexico Fund, Inc. (The)	14,458	203,424
Morgan Stanley China A Share Fund, Inc.	89,800	1,525,702
Templeton Dragon Fund, Inc.	20,400	334,152
Turkish Investment Fund, Inc. (The)	5,456	36,992
		2,635,944
GLOBAL — 5.53%
Alpine Global Dynamic Dividend Fund	33,506	293,848
Alpine Global Total Dynamic Dividend Fund	420,852	3,190,058
Clough Global Opportunities Fund	280,985	2,514,816
Delaware Enhanced Global Dividend and Income Fund	58,606	592,507
Eaton Vance Tax-Advantaged Global Dividend Income Fund	11,600	163,212
Gabelli Global Small and Mid Cap Value Trust (The)	28,020	297,012
Gabelli Global Utility & Income Trust (The)	8,203	137,810
GDL Fund (The)	96,213	946,736
Lazard Global Total Return and Income Fund, Inc.	2,220	30,503
Royce Global Value Trust, Inc.	50,533	408,307
Wells Fargo Advantage Global Dividend Opportunity Fund	154,185	840,308
		9,415,117
GLOBAL INCOME — 0.07%
Legg Mason BW Global Income Opportunities Fund Inc.	10,100	119,483

INCOME & PREFERRED STOCK — 0.63%
LMP Capital and Income Fund Inc.	80,839	1,074,350

NATURAL RESOURCES — 2.34%
Adams Natural Resources Fund, Inc.	88,552	1,786,094
BlackRock Resources & Commodities Strategy Trust	266,250	2,201,887
		3,987,981

See accompanying notes to financial statements.

2

Cornerstone Total Return Fund, Inc. Schedule of Investments – December 31, 2016 (continued)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES — 1.52%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	175,112	$2,208,162
Eaton Vance Tax-Managed Diversified Equity Income Fund	10,100	104,535
Voya Global Advantage and Premium Opportunity Fund	29,137	286,417
		2,599,114
PACIFIC EX JAPAN — 0.12%
Aberdeen Greater China Fund, Inc.	21,853	189,903
Thai Fund, Inc. (The)	1,100	8,360
		198,263
REAL ESTATE — 3.95%
Alpine Global Premier Properties Fund	400,001	2,052,005
CBRE Clarion Global Real Estate Income Fund	258,918	1,890,101
Cohen & Steers Preferred Securities and Income Fund, Inc.	112,200	2,144,142
RMR Real Estate Income Fund	31,211	638,577
		6,724,825
SECTOR EQUITY — 0.08%
Nuveen Real Asset Income and Growth Fund	8,200	129,068

TOTAL CLOSED-END FUNDS		42,791,991

CONSUMER DISCRETIONARY — 8.11%
Amazon.com, Inc. *	2,000	1,499,740
CBS Corporation	6,000	381,720
Carnival Corporation	5,000	260,300
Chipotle Mexican Grill, Inc. *	800	301,856
Delphi Automotive PLC	3,000	202,050
Expedia, Inc.	3,000	339,840
Home Depot, Inc. (The)	10,000	1,340,800
Marriott International, Inc.	6,000	496,080
Mattel, Inc.	5,000	137,750
McDonald's Corporation	11,600	1,411,952
Netflix, Inc. *	5,000	619,000
Newell Brands Inc.	7,000	312,550
O’Reilly Automotive, Inc. *	1,000	278,410
Ross Stores, Inc.	6,000	393,600
Starbucks Corporation	18,000	999,360
Target Corporation	8,000	577,840
Time Warner, Inc.	7,000	675,710
Twenty-First Century Fox, Inc.	8,500	231,625
Twenty-First Century Fox, Inc. - Class A	14,000	392,560
V.F. Corporation	6,000	320,100
Viacom, Inc. - Class B	5,000	175,500
Walt Disney Company (The)	21,500	2,240,730
Yum! Brands, Inc.	3,500	221,655
		13,810,728
CONSUMER STAPLES — 7.53%
Altria Group, Inc.	21,000	1,420,020
Clorox Company (The)	2,000	240,040
Coca-Cola Company (The)	30,000	1,243,800
Colgate-Palmolive Company	10,000	654,400
ConAgra Foods, Inc.	4,500	177,975
General Mills, Inc.	5,000	308,850
Kellogg Company	5,000	368,550
Kimberly-Clark Corporation	2,000	228,240
Kraft Heinz Company (The)	8,000	698,560

See accompanying notes to financial statements.

3

Cornerstone Total Return Fund, Inc. Schedule of Investments – December 31, 2016 (continued)

Description	No. of Shares	Value
CONSUMER STAPLES (Continued)
Lamb Weston Holdings, Inc.	667	$25,233
Molson Coors Brewing Company	2,000	194,620
Monster Beverage Corporation *	6,000	266,040
PepsiCo, Inc.	3,000	313,890
Philip Morris International Inc.	15,000	1,372,350
Procter & Gamble Company (The)	29,000	2,438,320
Reynolds American Inc.	14,000	784,560
Sysco Corporation	4,000	221,480
Wal-Mart Stores, Inc.	27,000	1,866,240
		12,823,168
ENERGY — 5.85%
Baker Hughes Incorporated	3,000	194,910
Chevron Corporation	18,000	2,118,600
Concho Resources Inc. *	2,000	265,200
Exxon Mobil Corporation	42,000	3,790,920
Halliburton Company	10,000	540,900
Occidental Petroleum Corporation	5,900	420,257
ONEOK, Inc.	1,400	80,374
Phillips 66	6,000	518,460
Pioneer Natural Resources Company	2,000	360,140
Schlumberger Limited	20,000	1,679,000
		9,968,761
EXCHANGE-TRADED FUNDS — 1.57%
SPDR S&P 500 ETF Trust	12,000	2,682,360

FINANCIALS — 10.89%
Aflac Incorporated	5,000	348,000
Allstate Corporation (The)	4,000	296,480
American International Group, Inc.	9,000	587,790
Bank of America Corporation	20,000	442,000
Berkshire Hathaway Inc. - Class B *	14,000	2,281,720
Capital One Financial Corporation	5,000	436,200
Chubb Limited	5,203	687,420
Citigroup Inc.	36,700	2,181,081
CME Group Inc.	4,000	461,400
Discover Financial Services	4,000	288,360
Franklin Resources, Inc.	11,000	435,380
Goldman Sachs Group, Inc. (The)	7,000	1,676,150
JPMorgan Chase & Co.	35,000	3,020,150
Loews Corporation	4,000	187,320
M&T Bank Corporation	3,000	469,290
MetLife, Inc.	14,000	754,460
Progressive Corporation (The)	5,000	177,500
Prudential Financial, Inc.	4,000	416,240
State Street Corporation	6,000	466,320
Torchmark Corporation	1,600	118,016
Unum Group	2,700	118,611
U.S. Bancorp	17,000	873,290
Wells Fargo & Company	33,000	1,818,630
		18,541,808
HEALTH CARE — 9.78%
Abbott Laboratories	21,000	806,610
Anthem, Inc.	4,000	575,080
Baxter International Inc.	8,000	354,720
Boston Scientific Corporation *	10,000	216,300
Bristol-Myers Squibb Company	22,000	1,285,680
Celgene Corporation *	7,000	810,250
Cigna Corporation	4,000	533,560

See accompanying notes to financial statements.

4

Cornerstone Total Return Fund, Inc. Schedule of Investments – December 31, 2016 (continued)

Description	No. of Shares	Value
HEALTH CARE (Continued)
Eli Lilly and Company	7,000	$514,850
Johnson & Johnson	37,000	4,262,770
Medtronic Plc	13,000	925,990
Merck & Company, Inc.	38,000	2,237,060
Mylan N.V. *	4,000	152,600
Pfizer Inc.	74,200	2,410,016
Stryker Corporation	6,000	718,860
Thermo Fisher Scientific Inc.	6,000	846,600
		16,650,946
INDUSTRIALS — 8.33%
3M Company	8,000	1,428,560
AdvanSix Inc. *	320	7,085
Boeing Company (The)	7,000	1,089,760
Caterpillar Inc.	7,000	649,180
Danaher Corporation	9,000	700,560
Deere & Company	6,000	618,240
Emerson Electric Co.	7,000	390,250
Fortive Corporation	3,500	187,705
General Dynamics Corporation	3,000	517,980
General Electric Company	112,100	3,542,360
Johnson Controls International plc	6,000	247,140
Lockheed Martin Corporation	4,500	1,124,730
Raytheon Company	4,000	568,000
United Parcel Service, Inc.	10,100	1,157,864
United Technologies Corporation	14,000	1,534,680
Waste Management, Inc.	6,000	425,460
		14,189,554
INFORMATION TECHNOLOGY — 15.59%
Accenture plc - Class A	9,500	1,112,735
Activision Blizzard, Inc.	6,700	241,937
Adobe Systems Incorporated *	6,000	617,700
Alphabet Inc. - Class A *	1,000	792,450
Alphabet Inc. - Class C *	6,002	4,632,464
Automatic Data Processing, Inc.	6,500	668,070
Broadcom Limited	6,200	1,095,974
Cisco Systems, Inc.	50,000	1,511,000
Corning Incorporated	13,000	315,510
eBay Inc. *	7,000	207,830
Facebook, Inc. *	19,900	2,289,495
Fidelity National Information Services, Inc.	4,000	302,560
International Business Machines	17,000	2,821,830
Microsoft Corporation	83,600	5,194,904
Oracle Corporation	45,700	1,757,165
Paychex, Inc,	2,600	158,288
PayPal Holdings, Inc. *	14,000	552,580
QUALCOMM Incorporated	8,000	521,600
salesforce.com, inc. *	5,000	342,300
Symantec Corporation	7,000	167,230
Visa Inc.	16,000	1,248,320
		26,551,942
MATERIALS — 1.99%
Air Products & Chemicals, Inc.	2,000	287,640
Dow Chemical Company (The)	11,000	629,420
E. I. du Pont de Nemours and Company	10,000	734,000
Freeport-McMoRan Inc.	18,100	238,739
Monsanto Company	5,000	526,050
Newmont Mining Corporation	5,000	170,350
Nucor Corporation	3,300	196,416
Praxair, Inc.	5,000	585,950

See accompanying notes to financial statements.

5

Cornerstone Total Return Fund, Inc. Schedule of Investments – December 31, 2016 (concluded)

Description	No. of Shares	Value
MATERIALS (Continued)
Versum Materials, Inc.	1,000	$28,070
		3,396,635
REAL ESTATE — 0.41%
American Tower Corporation	4,000	422,720
Weyerhaeuser Company	9,000	270,810
		693,530
TELECOMMUNICATION SERVICES — 1.85%
AT&T, Inc.	54,103	2,301,001
Verizon Communications, Inc.	16,000	854,080
		3,155,081
UTILITIES — 1.68%
American Electric Power Company, Inc.	5,000	314,800
Dominion Resources, Inc.	3,000	229,770
Duke Energy Corporation	8,600	667,532
Edison International	2,000	143,980
NextEra Energy, Inc.	4,000	477,840
PPL Corporation	5,000	170,250
Public Service Enterprises Group, Inc.	4,000	175,520
Southern Company (The)	9,400	462,386
Xcel Energy Inc.	5,500	223,850
		2,865,928
TOTAL EQUITY SECURITIES
(cost - $155,029,647)		168,122,432

SHORT-TERM INVESTMENT — 2.26%
MONEY MARKET FUND — 2.26%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.39%^ (cost - $3,847,513)	3,847,513	$3,847,513

TOTAL INVESTMENTS — 100.96%
(cost - $158,877,160)		171,969,945

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.96)%		(1,633,043)

NET ASSETS — 100.00%		$170,336,902

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of December 31, 2016.

See accompanying notes to financial statements.

6

Cornerstone Total Return Fund, Inc. Statement of Assets and Liabilities – December 31, 2016

ASSETS
Investments, at value (cost – $158,877,160) (Notes B and C)	$171,969,945
Cash	266,045
Receivables:
Dividends	345,001
Prepaid expenses	2,087
Total Assets	172,583,078

LIABILITIES
Payables:
Investments purchased	1,966,722
Investment management fees (Note D)	150,291
Directors’ fees and expenses	19,909
Administration fees (Note D)	12,183
Other accrued expenses	97,071
Total Liabilities	2,246,176

NET ASSETS (applicable to 13,064,730 shares of common stock)	$170,336,902

NET ASSET VALUE PER SHARE ($170,336,902 ÷ 13,064,730)	$13.04

NET ASSETS CONSISTS OF
Common stock, $0.01 par value; 13,064,730 shares issued and outstanding (50,000,000 shares authorized)	130,647
Paid-in capital	157,114,902
Accumulated net realized loss on investments	(1,432)
Net unrealized appreciation in value of investments	13,092,785
Net assets applicable to shares outstanding	$170,336,902

See accompanying notes to financial statements.

7

Cornerstone Total Return Fund, Inc. Statement of Operations – for the Year Ended December 31, 2016

INVESTMENT INCOME
Income:
Dividends	$2,895,251

Expenses:
Investment management fees (Note D)	1,176,172
Administration fees (Note D)	88,214
Directors’ fees and expenses	87,180
Printing	41,935
Legal and audit fees	41,890
Accounting fees	41,751
Transfer agent fees	41,098
Custodian fees	21,760
Insurance	8,123
Stock exchange listing fees	5,907
Miscellaneous	6,566
Total Expenses	1,560,596
Net Investment Income	1,334,655

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from investments	8,500,715
Capital gain distributions from regulated investment companies	821,560
Net change in unrealized appreciation in value of investments	(621,155)
Net realized and unrealized gain/(loss) on investments	8,701,120

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,035,775

See accompanying notes to financial statements.

8

Cornerstone Total Return Fund, Inc. Statement of Changes in Net Assets

	For the Years Ended December 31,
	2016	2015

INCREASE IN NET ASSETS
Operations:
Net investment income	$1,334,655	$798,841
Net realized gain from investments	9,322,275	1,653,955
Net change in unrealized appreciation in value of investments	(621,155)	(2,813,330)

Net increase (decrease) in net assets resulting from operations	10,035,775	(360,534)

Dividends and distributions to stockholders (Note B):
Net investment income	(1,273,915)	(798,841)
Net realized gains	(9,344,509)	(1,674,771)
Return-of-capital	(18,258,684)	(19,586,472)

Total dividends and distributions to stockholders	(28,877,108)	(22,060,084)

Common stock transactions:
Proceeds from rights offering of 5,196,240 and 3,027,098 shares of newly issued common stock, respectively	71,136,525	51,642,292
Offering expenses associated with rights offerings	(109,436)	(117,077)
Proceeds from 207,514 and 156,817 shares newly issued in reinvestment of dividends and distributions, respectively	2,819,947	2,548,964

Net increase in net assets from common stock transactions	73,847,036	54,074,179

Total increase in net assets	55,005,703	31,653,561

NET ASSETS
Beginning of year	115,331,199	83,677,638
End of year	$170,336,902	$115,331,199

See accompanying notes to financial statements.

9

Cornerstone Total Return Fund, Inc. Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Years Ended December 31,
	2016	2015	2014*	2013*	2012*
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$15.05	$18.69	$20.56	$20.36	$21.88
Net investment income/(loss) #	0.15	0.14	0.16	0.24	0.20
Net realized and unrealized gain/(loss) on investments	0.83	(0.25)	2.15	3.76	2.48
Net increase/(decrease) in net assets resulting from operations	0.98	(0.11)	2.31	4.00	2.68

Dividends and distributions to stockholders:
Net investment income	(0.15)	(0.14)	(0.16)	(0.92)	(1.24)
Net realized capital gain	(1.08)	(0.30)	(0.82)	(0.80)	—
Return-of-capital	(2.12)	(3.54)	(3.20)	(2.64)	(3.44)
Total dividends and distributions to stockholders	(3.35)	(3.98)	(4.18)	(4.36)	(4.68)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	0.36	0.45	—	0.56	0.48
Reinvestment of dividends and distributions	0.00 +	0.00 +	0.00 +	0.00 +	0.00 +
Total common stock transactions	0.36	0.45	0.00 +	0.56	0.48

Net asset value, end of period	$13.04	$15.05	$18.69	$20.56	$20.36
Market value, end of period	$15.07	$16.89	$19.41	$24.20	$21.40
Total investment return (a)	13.88%	10.28%	(0.68)%	40.08%	11.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$170,337	$115,331	$83,678	$89,147	$51,575
Ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any (b)	1.33%	1.35%	1.44%	1.46%	1.73%
Ratio of expenses to average net assets, excluding fee waivers and fees paid indirectly, if any (b)	1.33%	1.35%	1.44%	1.46%	1.73%
Ratio of net investment income/(loss) to average net assets (d)	1.12%	0.86%	0.84%	1.13%	0.85%
Portfolio turnover rate	64%	53%	32%	48%	45%

*	Effective December 29, 2014, a reverse split of 1:4 occurred. All per share amounts have been restated according to the terms of the reverse split.
#	Based on average shares outstanding.
+	Amount rounds to less than $0.01 per share.
(a)

Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Expenses do not include expenses of investments companies in which the Fund invests.
(c)	Annualized.
(d)	Recognition of net investment income/(loss) by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.

See accompanying notes to financial statements.

10

Cornerstone Total Return Fund, Inc. Notes to Financial Statements

NOTE A. ORGANIZATION

Cornerstone Total Return Fund, Inc. (the “Fund”) was incorporated in New York on March 16, 1973 and commenced investment operations on May 15, 1973. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. As an investment company, the Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. At December 31, 2016 the Fund held no securities valued in good faith by the Board of Directors.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the year ended December 31, 2016, the Fund did not invest in derivative instruments or engage in hedging activities.

11

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (continued)

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2016, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2013 through 2015, and for the year ended December 31, 2016. There was no material impact to the financial statements.

Distributions to Stockholders: Effective January 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long- term capital gains, or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

12

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (continued)

Managed Distribution Risk: Under the managed distribution policy, the Fund makes monthly distributions to stockholders at a rate that may include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return- of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Investments	$168,122,432	$—
Short-Term Investments	3,847,513	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$171,969,945	$—

*	Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the year ended December 31, 2016 the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2016.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

13

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (continued)

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent). The amendments apply to reporting entities that elect to measure the fair value of an investment using the net asset value per share (or its equivalent) practical expedient. The ASU is essentially effective for public entities beginning in 2016 and for all other entities beginning in 2017, but earlier application is permitted. Although still evaluating the potential impacts of ASU 2015-07 to the Fund, the Investment Manager does not expect the adoption of the ASU to have an effect on the Fund.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. In an effort to enhance monitoring and regulation, the new rules and forms will allow the SEC to more effectively collect and use data reported by funds. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

NOTE D. AGREEMENTS WITH AFFILIATES

At December 31, 2016 certain officers of the Fund are also officers of Cornerstone or AST Fund Solutions, LLC (“AFS”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the year ended December 31, 2016 Cornerstone earned $1,176,172 for investment management services.

Administration Agreement

Under the terms of the administration agreement, AFS supplies executive, administrative and regulatory services for the Fund. AFS supervises the preparation of reports to shareholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund pays AFS a monthly fee at an annual rate of 0.075% of its average daily net assets, subject to an annual minimum fee of $50,000. AFS has agreed to discount the annual minimum fee to $30,000 and such discount will remain in place until an amended fee is agreed upon. For the year ended December 31, 2016, AFS earned $88,214 as administrator.

NOTE E. INVESTMENT IN SECURITIES

For the year ended December 31, 2016, purchases and sales of securities, other than short-term investments, were $120,482,066 and $74,446,043, respectively.

14

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (concluded)

NOTE F. SHARES OF COMMON STOCK

The Fund has 50,000,000 shares of common stock authorized and 13,064,730 shares issued and outstanding at December 31, 2016. Transactions in common stock for the year ended December 31, 2016 were as follows:

Shares at beginning of year	7,660,976
Shares newly issued from rights offering	5,196,240
Shares newly issued in reinvestment of dividends and distributions	207,514
Shares at end of year	13,064,730

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the years ended December 31, 2016 and December 31, 2015 was as follows:

	2016	2015
Ordinary Income	$2,137,494	$798,841
Long-Term Capital Gains	8,480,930	1,674,771
Return-of-Capital	18,258,684	19,586,472
Total Distributions	$28,877,108	$22,060,084

At December 31, 2016, the components of accumulated earnings on a tax basis for the Fund were as follows:

Net unrealized appreciation	$13,091,353
Total accumulated earnings	$13,091,353

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2016, the Fund decreased accumulated net realized loss on investments by $60,740 and decreased undistributed net investment income by $60,740 on the Statement of Assets and Liabilities. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such losses during the year ended December 31, 2016.

The following information is computed on a tax basis for each item as of December 31, 2016:

Cost of portfolio investments	$158,878,592
Gross unrealized appreciation	$15,452,735
Gross unrealized depreciation	(2,361,382)
Net unrealized appreciation	$13,091,353

The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

15

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors
Cornerstone Total Return Fund, Inc.
New York, New York

We have audited the accompanying statement of assets and liabilities of the Cornerstone Total Return Fund, Inc. (the “Fund”), including the schedule of investments as of December 31, 2016, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers or through other appropriate auditing procedures where confirmations from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cornerstone Total Return Fund, Inc. as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 21, 2017

16

2016 Tax Information (unaudited)

This notification along with Form 1099-DIV reflects the amount to be used by calendar year taxpayers on their U.S. federal income tax returns. As indicated in this notice, a portion of the Fund’s distributions for 2016 were comprised of a return-of-capital; accordingly these distributions do not represent yield or investment return on the Fund’s portfolio.

SOURCES OF DIVIDENDS AND DISTRIBUTIONS (Per Share Amounts)
Payment Dates:	1/29/16	2/29/16	3/31/16	4/29/16	5/31/16	6/30/16
Ordinary Income (1)	$0.0207	$0.0207	$0.0207	$0.0207	$0.0207	$0.0207
Return-of-Capital (2)	0.1765	0.1765	0.1765	0.1765	0.1765	0.1765
Capital Gain (3)	0.0820	0.0820	0.0820	0.0820	0.0820	0.0820
Total	$0.2792	$0.2792	$0.2792	$0.2792	$0.2792	$0.2792

Payment Dates:	7/29/16	8/31/16	9/30/16	10/31/16	11/30/16	12/30/16
Ordinary Income (1)	$0.0207	$0.0207	$0.0207	$0.0207	$0.0207	$0.0207
Return-of-Capital (2)	0.1765	0.1765	0.1765	0.1765	0.1765	0.1765
Capital Gain (3)	0.0820	0.0820	0.0820	0.0820	0.0820	0.0820
Total	$0.2792	$0.2792	$0.2792	$0.2792	$0.2792	$0.2792

Notes:

(1)

Ordinary Income Dividends – This is the total per share amount of ordinary income dividends and short-term capital gain distributions (if applicable) included in the amount reported in Box 1a on Form 1099-DIV.

(2)

Return-of-Capital – This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 – under the title “Nondividend distributions” – on Form 1099-DIV. This amount should not be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.

(3)	Capital Gains Distributions – This is the total per share amount of capital gain distribution included in the amount reported in Box 2a on Form 1099-DIV.

The Fund has met the requirements to pass through 99.64% of its ordinary income dividends as qualified dividends, which are subject to a maximum federal tax rate of 23.8% (20% qualified dividends maximum long-term capital gain rate plus 3.8% Medicare tax). This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, stockholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Long-term capital gain distributions arise from gains on securities held by the Fund for more than one year. They are subject to a maximum federal rate of 20% (23.8%, reflecting 3.8% Medicare tax on income exceeding certain threshold amounts).

Foreign stockholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund.

In general, distributions received by tax-exempt recipients (e.g., IRA’s and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Stockholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

17

Additional Information Regarding the Fund’s Directors
and Corporate Officers (unaudited)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since
Ralph W. Bradshaw** (Dec. 1950)	Chairman of the Board of Directors and President	President, Cornerstone Advisors, Inc.; Financial Consultant; President and Director of Cornerstone Strategic Value Fund, Inc.	2001
Robert E. Dean (Apr. 1951)	Director; Audit, Nominating and Corporate Governance Committee Member	Director, National Bank Holdings Corp.; Director of Cornerstone Strategic Value Fund, Inc.	2014
Edwin Meese III (Dec. 1931)	Director; Audit, Nominating and Corporate Governance Committee Member	Ronald Reagan Distinguished Fellow Emeritus, The Heritage Foundation Washington D.C.; Distinguished Visiting Fellow at the Hoover Institution, Stanford University; Director of Cornerstone Strategic Value Fund, Inc.	2001
Scott B. Rogers (July 1955)	Director; Audit, Nominating and Corporate Governance Committee Member	Director, Board of Health Partners, Inc.; Chief Executive Officer, Asheville Buncombe Community Christian Ministry (“ABCCM”); President, ABCCM Doctor's Medical Clinic; Member of North Carolina Governor’s Council on Homelessness (from July 2014); Director of Cornerstone Strategic Value Fund, Inc.	2001
Andrew A. Strauss (Nov. 1953)	Director; Chairman of Nominating and Corporate Governance Committee and Audit Committee Member	Attorney and senior member of Strauss & Associates, P.A., Attorneys; Director of Cornerstone Strategic Value Fund, Inc.	2001
Glenn W. Wilcox, Sr. (Dec. 1931)	Director; Chairman of Audit Committee, Nominating and Corporate Governance Committee Member	Chairman of the Board of Tower Associates, Inc.; Chairman of the Board of Wilcox Travel Agency, Inc.; Director of Champion Industries, Inc.; Director of Cornerstone Strategic Value Fund, Inc.	2001

18

Additional Information Regarding the Fund’s Directors
and Corporate Officers (unaudited) (concluded)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since
Gary A. Bentz (June 1956)	Chief Compliance Officer, Secretary, and Assistant Treasurer	Chairman and Chief Financial Officer of Cornerstone Advisors, Inc.; Financial Consultant, C.P.A., Chief Compliance Officer, Secretary, and Assistant Treasurer of Cornerstone Strategic Value Fund, Inc.	2004, 2008, 2009
Frank J. Maresca (Oct. 1958)	Treasurer	Executive Vice President of AST Fund Solutions, LLC (since February 2012), Executive Vice President of Ultimus Fund Solutions, LLC (from March 2009-February 2012) previous Executive Director, JP Morgan Chase & Co.; Treasurer of The Asia Pacific Fund, Inc. (since July 2016); Treasurer of Cornerstone Strategic Value Fund, Inc. (from May 2009 through February 2012 and since April 2013)	2013

*	The mailing address of each Director and/or Officer with respect to the Fund’s operation is 48 Wall Street, 22nd floor, New York, NY 10005.

**

Designates a director who is an “interested person” of the Fund as defined by the Investment Company Act of 1940, as amended. Mr. Bradshaw is an interested person of the Fund by virtue of his current position with the Investment Adviser of the Fund.

19

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Total Return Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE MKT or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than the average closing price of the Fund over the five trading days preceding the payment date of the Distribution (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases. Upon notice from the Fund, the Agent will receive the distribution in cash and will purchase shares of common stock in the open market, on the NYSE MKT or elsewhere, for the participants’ accounts, except that the Agent will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the net asset value at the time of valuation.

In a case where the Agent has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues the remaining shares. To the extent that the Agent is unable to terminate purchases in the open market before the Agent has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase

20

Description of Dividend Reinvestment Plan (unaudited) (concluded)

is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

Participants may at any time sell some or all of their shares though the Agent. Shares may be sold via the internet at www.amstock.com or through the toll free number. Participants can also use the tear off portion attached to the bottom of their statement and mail the request to American Stock Transfer and Trust Company LLC, P.O Box 922 Wall Street Station, New York, N.Y. 10269-0560. There is a fee of $15.00 per transaction and commission of $0.10 per share.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll-free number (866) 668-6558.

21

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

●	without charge, upon request, by calling toll-free (866) 668-6558; and

●	on the website of the Securities and Exchange Commission, http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, 2016 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at http://www.sec.gov or on the Fund’s website at www.cornerstonetotalreturnfund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330.

Summary of General Information (unaudited)

Cornerstone Total Return Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE MKT. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is managed by Cornerstone Advisors, Inc.

Stockholder Information (unaudited)

The Fund is listed on the NYSE MKT (symbol “CRF”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonetotalreturnfund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Total Return Fund, Inc. may from time to time purchase shares of its common stock in the open market.

22

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Cornerstone Total Return Fund, Inc.

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's current level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $16,900 and $16,500 with respect to the registrant's fiscal years ended December 31, 2016 and 2015, respectively.

(b)
Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,900 and $3,800 with respect to the registrant's fiscal years ended December 31, 2016 and 2015, respectively. The services comprising these fees are the preparation of the registrant's federal and state income and federal excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)
Before the principal accountant is engaged by the registrant to render (i) audit, audit-related or permissible non-audit services to the registrant or (ii) non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, either (a) the audit committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the audit committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the audit committee's responsibilities to the registrant's investment adviser. The audit committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full audit committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimus thresholds are not exceeded, as such thresholds are determined by the audit committee in accordance with applicable Commission regulations.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)
During the fiscal years ended December 31, 2016 and 2015, aggregate non-audit fees of $3,900 and $3,800, respectively, were billed by the registrant's principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)
The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934. Robert E. Dean, Glenn W. Wilcox, Sr., (Chairman), Edwin Meese III, Andrew A. Strauss and Scott B. Rogers are the members of the registrant's audit committee.

(b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Not required

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant and Cornerstone Advisors, Inc., the registrant's investment adviser, share the same proxy voting policies and procedures. The proxy voting policies and procedures of the registrant and Cornerstone Advisors, Inc. are attached as Exhibit 99.VOTEREG.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) All information included in this Item is as of the date of the filing of this Form N-CSR, unless otherwise noted. Ralph W. Bradshaw is the portfolio manager of the registrant. Mr. Bradshaw has acted as portfolio manager since 2002. Mr. Bradshaw is President of Cornerstone Advisors, Inc. and serves as President and Chairman of the Board of the registrant and Cornerstone Strategic Value Fund, Inc.

(a)(2) Ralph W. Bradshaw manages one other closed-end registered investment company: Cornerstone Strategic Value Fund, Inc. As of December 31, 2016, net assets of Cornerstone Strategic Value Fund, Inc. were $380,024,399. Mr. Bradshaw manages no accounts except for the registrant and Cornerstone Strategic Value Fund, Inc. Mr. Bradshaw manages no accounts where the advisory fee is based on the performance of the account. No material conflicts of interest exist in connection with the portfolio manager's management of the registrant's investments, on the one hand, and the investment of the other accounts included in response to this Item, on the other.

(a)(3) Compensation of Ralph W. Bradshaw includes a fixed salary paid by Cornerstone Advisors, Inc. plus his share of the profits of Cornerstone Advisors, Inc. The profitability of Cornerstone Advisors, Inc. is primarily dependent upon the value of the assets of the registrant and other managed accounts. However, compensation is not directly based upon the registrant's performance or on the value of the registrant's assets.

(a)(4) The dollar range of equity securities in the registrant beneficially owned by each portfolio manager as of December 31, 2016 is as follows: Ralph W. Bradshaw: $50,001 - $100,000

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.VOTEREG	Proxy Voting Policies and Procedures

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	March 2, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	March 2, 2017

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	March 2, 2017

*	Print the name and title of each signing officer under his or her signature.